Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	88-0706021
EBP Plan Number	001
Total	$ 417,991,062
Deemed distribution	$ 140,604
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate ( as a percent)	2.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate ( as a percent)	10.50%
Investment, Identifier [Axis]: American Funds EUPAC Fund; Class R-6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,726,430
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,679,598
Investment, Identifier [Axis]: Crane Company Stock | Corporate Stocks (other than Employer Securities)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,122,497
Investment, Identifier [Axis]: Crane NXT Co. Stock | Employer Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,062,490
Investment, Identifier [Axis]: Dodge & Cox Income Fund; Class X | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,883,069
Investment, Identifier [Axis]: JP Morgan Large Cap Growth Fund; Class R6 | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,966,341
Investment, Identifier [Axis]: MFS Mid Cap Value Fund; CT | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,277,238
Investment, Identifier [Axis]: Vanguard Equity Income Fund Admiral Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,772,000
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	96,800
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	48,759,579
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,064,361
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,797,699
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,535,242
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,209,119
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,490,364
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46,838,982
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	41,083,596
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	34,078,891
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,795,794
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,727,353
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,577,749
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,517,906
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,314,557
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	793,276
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,198,055
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,442,494
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,343,465
Investment, Identifier [Axis]: Various Participants, Participant Loans (Loans have interest rates ranging from 2.00% - 10.50% and mature in 2025 through 2038)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans	$ 5,836,117